Disclosure of detailed information about movement in the asset retirement obligation of the AGM of joint venture (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Balance, beginning of year	$ 30,790	$ 25,374
Accretion expense	429	650
Change in obligation	(2)	4,766
Balance, end of year		30,790
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Balance, beginning of year	30,790	25,374
Accretion expense	888	650
Change in obligation	2,358	4,766
Balance, end of year	$ 34,036	$ 30,790